Earnings per share	3 Months Ended
Mar. 31, 2011
Earnings per share [Abstract]
Earnings per share
8. Earnings per share:
     We compute basic earnings per share by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per common and potential common share includes the weighted average of additional shares associated with the incremental effect of dilutive employee stock options and non-vested restricted stock, as determined using the treasury stock method prescribed by the Financial Accounting Standards Board (“FASB”) guidance on earnings per share. The following table reconciles basic and diluted weighted average shares used in the computation of earnings (loss) per share for the quarters ended March 31, 2011 and 2010:

	Quarter Ended
	March 31,
	2011	2010
	(In thousands)
Weighted average basic common shares outstanding	76,942	75,699
Effect of dilutive securities:
Employee stock options	1,127	—
Non-vested restricted stock	530	—

Weighted average diluted common and potential common shares outstanding	78,599	75,699

     For the quarter ended March 31, 2010, we incurred a net loss and thus all potential common shares were deemed to be anti-dilutive. We excluded the impact of anti-dilutive potential common shares from the calculation of diluted weighted average shares for the quarters ended March 31, 2011 and 2010. If these potential common shares were included in the calculation, the impact would have been a decrease in diluted weighted average shares outstanding of 37,446 shares and 386,688 shares for the quarters ended March 31, 2011 and 2010, respectively.